Commitments and Contingencies - Schedule of Pledged Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt securities [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 5,023	$ 4,134
Debt securities [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	4,257	3,655
Debt securities [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	433	412
Debt securities [Member] | Repurchase agreements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	330	64
Debt securities [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	3	3
Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	822	907
Other [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	17	102
Other [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	67	84
Other [Member] | Non-registered retirement plans in trust [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	407	420
Other [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 331	$ 301